FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended MAR 31, 2008
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Robert White
Title: Compliance Officer
Phone: +44-207-2591009

Signature, Place and Date of Signing

SIGNATURE:	Robert White


PLACE:		London, UNITED KINGDOM


DATE:		DECEMBER 24, 2010
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	21 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 687807.083 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL          COL  COL  COL
1                    2          3         4           5            6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/          INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN          DISC MGRS AUTH
_______________________________________________________________________________

ARLINGTON ASSET INVT COM	041356205 43.860      25800	SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 110,750.887 1453233	SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 2,995.053   39300	SH Sole	None None
DR HORTON INC	     COM	23331A109 68,732.417  4363963	SH Sole	None Sole
DR HORTON INC	     COM	23331A109 1,951.268   123890	SH Sole	None None
ESTEE LAUDER         COM	518439104 100.870     2200	SH Sole	None Sole
IBM CORP	     COM	459200101 79,528.810  690714	SH Sole	None Sole
IBM CORP	     COM	459200101 2,222.202   19300	SH Sole	None None
JOHNSON & JOHNSON    COM	478160104 115,405.222 1779023	SH Sole	None Sole
JOHNSON & JOHNSON    COM	478160104 3,648.938   56250	SH Sole	None None
LEXMARK INT          COM	529771107 86.016      2800	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 125,048.495 4406219	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 3,397.086   119700	SH Sole	None None
NATUZZI SPA          ADR	63905A101 24.050      6500	SH Sole	None Sole
PULTEGROUP INC	     COM	745867101 42,500.885  2921023	SH Sole	None Sole
PULTEGROUP INC	     COM	745867101 1,129.080   77600	SH Sole	None None
TAIWAN SEMICONDUCTOR ADR	874039100 26,505.886  2606897	SH Sole	None Sole
TAIWAN SEMICONDUCTOR ADR	874039100 1,767.780   173864	SH Sole	None None
TOLL BROTHERS INC    COM	889478103 117.400     5000	SH Sole	None Sole
WAL-MART STORES INC  COM	931142103 98,895.532  1877288	SH Sole	None Sole
WAL-MART STORES INC  COM	931142103 2,955.348   56100	SH Sole	None None